Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Trade And Other Receivables
Beginning balance	$ 64	$ 257
Write Off	(2)	(244)
Allowance Provided	20	51
Ending balance	$ 82	$ 64